UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

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Investment Company Act File number 811-09134

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MANOR INVESTMENT FUNDS, INC.

15 Chester Commons

Malvern, PA  19355

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AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, Pa  19355

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Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by a registered management investment company, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

	Manor Fund
	Schedule of Investments
	March 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 96.88%

Beverages - 3.42%
2,383	Pepsico, Inc.	$ 158,112

Computer & Office Equipment - 4.84%
1,072	International Business Machine Corp.	223,673

Construction, Mining & Materials Handling Machinery & Equipment - 2.19%
1,604	Dover Corp.	100,956

Crude Petroleum & Natural Gas - 3.18%
1,542	Occidental Petroleum Corp.	146,845

Drilling Oil & Gas Wells - 3.69%
1,100	Diamond Offshore Drilling, Inc.	73,425
2,620	Nabors Industries Ltd. *	45,824
3,378	Weatherford International Ltd. *	50,974
		170,223
Electric & Other Services Combined - 1.46%
1,717	Exelon Corp.	67,323

Electronic Connectors - 4.74%
3,662	Amphenol Corp. Class-A	218,878

Fire, Marine & Casualty Insurance - 3.48%
2,327	Chubb Corp.	160,819

Gold & Silver Ores - 2.69%
2,419	Newmont Mining Corp.	124,022

Guided Missiles & Space Vehicles & Parts - 2.67%
984	Goodrich Corp.	123,433

Hospital & Medical Service Plans - 2.25%
1,405	Wellpoint, Inc.	103,689

Instruments For Measuring & Testing of Electricity - 2.75%
2,853	Agilent Technologies, Inc.	126,987

Investment Advice - 2.51%
935	Franklin Resources, Inc.	115,968

Life Insurance - 3.29%
4,072	MetLife, Inc. *	152,089

Miscellaneous Industrial & Commercial Machinery & Equipment - 2.93%
2,714	Eaton Corp.	135,238

National Commercial Banks - 3.07%
3,078	JP Morgan Chase & Co.	141,526

Oil & Gas Field Machinery & Equipment - 3.05%
1,774	National Oilwell Varco, Inc.	140,980

Perfumes, Cosmetics & Other Toilet Preparations - 4.24%
2,001	Colgate Palmolive Co.	195,658

Pharmaceutical Preparations - 6.24%
4,130	Endo Pharmaceuticals Holdings, Inc. *	159,955
1,914	Watson Pharmaceuticals, Inc. *	128,353
		288,308
Public Building & Related Furniture - 3.17%
3,151	BE Aerospace, Inc. *	146,427

Railroads, Line-Haul Operating - 3.68%
2,580	Norfolk Southern Corp.	169,841

Retail-Variety Stores - 3.37%
2,543	Wal-Mart Stores, Inc.	155,632

Rubber & Plastics Footwear - 5.13%
2,186	Nike, Inc. Class-B	237,050

Semiconductors & Related Devices - 3.65%
6,365	Applied Materials, Inc.	79,212
3,173	Intel Corp.	89,209
		168,421
Services-Miscellaneous Amusement & Recreation - 3.68%
3,882	Walt Disney Co. *	169,954

Services-Prepackaged Software - 3.34%
4,788	Microsoft Corp.	154,437

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.27%
1,367	Nucor Corp.	58,713

Telephone Communications (No Radio Telephone) - 2.65%
3,923	AT&T, Inc.	122,515

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 4.23%
4,929	AmerisourceBergen Corp.	195,484

TOTAL FOR COMMON STOCKS (Cost $3,273,032) - 96.88%		$ 4,473,201

SHORT TERM INVESTMENTS - 3.08%
142,140	First American Government Obligation Fund Class Y 0.00% ** (Cost $142,140)	142,140

TOTAL INVESTMENTS (Cost $3,415,172) - 99.95%		$ 4,615,341

OTHER ASSETS LESS LIABILITIES- 0.05%		2,080

NET ASSETS - 100.00%		$ 4,617,421

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2012.

NOTES TO FINANCIAL STATEMENTS
Manor Fund
1. SECURITY TRANSACTIONS
At March 31, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,415,172 amounted to $1,200,169, which consisted of aggregate gross unrealized appreciation of
$1,322,952 and aggregate gross unrealized depreciation of $122,783.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,473,201	$0	$0	$4,473,201
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$142,140	$0	$0	$142,140
Total	$4,615,341	$0	$0	$4,615,341

	Manor Growth Fund
	Schedule of Investments
	March 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 97.86%

Beverages - 2.12%
4,371	Constellation Brands, Inc. Class-A *	$ 103,112

Biological Products (No Diagnostic Substances) - 1.96%
1,952	Gilead Sciences, Inc. *	95,375

Calculating & Accounting Machines (No Electronic Computers) - 3.42%
3,210	Verifone Systems, Inc. *	166,503

Communications Services - 3.97%
3,917	DirecTV Group, Inc. Class-A *	193,265

Crude Petroleum & Natural Gas - 1.55%
2,463	Southwestern Energy Co. *	75,368

Electronic Computers - 6.09%
495	Apple, Inc. *	296,777

Engines & Turbines - 5.45%
2,213	Cummins, Inc.	265,648

Fire, Marine & Casualty Insurance - 3.56%
2,371	Ace Ltd.	173,557

Iron & Steel Foundries - 4.58%
1,290	Precision Castparts Corp.	223,041

Leather & Leather Products - 3.91%
2,465	Coach, Inc.	190,495

Measuring & Controlling Devices - 3.28%
2,835	Thermo Fisher Scientific, Inc.	159,837

Oil & Gas Field Services - 1.97%
1,369	Schlumberger Ltd.	95,734

Optical Instruments & Lenses - 2.78%
2,490	KLA Tencor Corp.	135,506

Petroleum Refining - 2.60%
2,149	Hess Corp.	126,684

Pharmaceutical Preparations - 4.56%
2,085	Abbot Laboratories	127,790
1,220	Celgene Corp. *	94,574
		222,364
Radiotelephone Communications - 2.01%
10,846	MetroPCS Communications, Inc. *	97,831

Retail-Drug Stores & Proprietary Stores - 3.58%
3,221	Express Scripts, Inc. Class-A *	174,514

Retail-Home Furniture, Furnishings & Equipment Stores - 3.20%
2,373	Bed Bath & Beyond, Inc. *	156,072

Retail-Variety Stores - 3.22%
1,660	Dollar Tree, Inc. *	156,853

Search, Detection, Navigation, Guidance, Aeronautical Systems - 6.64%
3,784	Flir Systems, Inc.	95,773
2,119	Harris Corp.	95,524
2,505	Raytheon Co. *	132,214
		323,511
Semiconductors & Related Devices - 7.76%
3,704	Intel Corp.	104,138
3,749	Texas Instruments, Inc.	126,004
4,050	Xilinx, Inc.	147,744
		377,886
Services-Business Services - 4.57%
529	MasterCard, Inc.	222,466

Services-Computer Programming, Data Processing, Etc. - 3.17%
241	Google, Inc. *	154,539

Services-Prepackaged Software - 5.76%
3,359	Microsoft Corp.	108,344
5,912	Oracle Corp.	172,394
		280,738
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 6.16%
3,280	Church & Dwight Co., Inc.	161,343
2,065	Procter & Gamble Co.	138,789
		300,132

TOTAL FOR COMMON STOCKS (Cost $3,430,258) - 97.86%		$ 4,767,808

SHORT TERM INVESTMENTS - 2.19%
106,519	First American Government Obligation Fund Class Y 0.00% ** (Cost $106,519)	106,519

TOTAL INVESTMENTS (Cost $3,536,777) - 100.05%		4,874,327

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05%)		(2,451)

NET ASSETS - 100.00%		$ 4,871,876

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2012

NOTES TO FINANCIAL STATEMENTS
Manor Growth Fund
1. SECURITY TRANSACTIONS
At March 31, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,536,777 amounted to $1,337,550, which consisted of aggregate gross unrealized appreciation of
$1,517,420 and aggregate gross unrealized depreciation of $179,870.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,767,808	$0	$0	$4,767,808
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$106,519	$0	$0	$106,519
Total	$4,874,327	$0	$0	$4,874,327

	Manor Bond Fund
	Schedule of Investments
	March 31, 2012 (Unaudited)

Shares		Value

US TREASURY NOTES - 97.84%
250,000	US Treasury Note 0.500% Due 11/15/2013	$ 250,781
225,000	US Treasury Note 0.500% Due 11/30/2012	225,457
350,000	US Treasury Note 1.250% Due 10/31/2015	357,027
400,000	US Treasury Note 1.375% Due 04/15/2012	400,172
250,000	US Treasury Note 1.375% Due 11/30/2018	247,695
200,000	US Treasury Note 3.875% Due 02/15/2013	206,352
		$ 1,687,484
TOTAL FOR US TREASURY NOTES (Cost $1,664,302) - 97.84%

SHORT TERM INVESTMENTS - 1.72%
29,635	First American Treasury Obligation Class Y 0.00% * (Cost $29,635)	29,635

TOTAL INVESTMENTS (Cost $1,693,937) - 99.56%		1,717,119

OTHER ASSETS LESS LIABILITIES - 0.44%		7,628

NET ASSETS - 100.00%		$ 1,724,747

* Variable rate security; the coupon rate shown represents the yield at March 31, 2012.

NOTES TO FINANCIAL STATEMENTS
Manor Bond Fund
1. SECURITY TRANSACTIONS
At March 31, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,693,937 amounted to $23,182, which consisted of aggregate gross unrealized appreciation of
$26,868 and aggregate gross unrealized depreciation of $3,686.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$0	$0	$0	$0
Exchange Traded Funds	$0	$0	$0	$0
US Treasury Notes	$1,687,484	$0	$0	$1,687,484
Cash Equivalents	$29,635	$0	$0	$29,635
Total	$1,717,119	$0	$0	$1,717,119

Item 2. Controls and Procedures

(a)  The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph,  based on the  evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or  15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the  registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the  registrant's second fiscal half-year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

/s/ Daniel A. Morris

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Daniel A. Morris

President

May 16, 2012

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Daniel A. Morris

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Daniel A. Morris

President

May 16, 2012